Debt - Additional Information (Detail) - USD ($) $ in Billions	Oct. 01, 2016	Jan. 02, 2016
Debt Disclosure [Abstract]
Total debt borrowed at fixed rate	$ 0.9	$ 2.1
Total debt borrowed at floating rate	$ 2.9